Securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Securities	Dec. 31, 2012 Securities
Estimated Fair Value, Less than 12 months	$ 108,998	$ 9,116
Unrealized Losses, Less than 12 months	(4,130)	(50)
Estimated Fair Value, 12 months or longer	3,446	1,392
Unrealized Losses, 12 months or longer	(3,379)	(3,816)
Estimated Fair Value, Total	112,444	10,508
Unrealized Losses, Total	(7,509)	(3,866)
Number of securities, Unrealized Losses, Less than 12 months	117	14
Number of securities, Unrealized Losses, 12 months or longer	8	4
Number of securities, Unrealized Losses, Total	125	18
US Government-sponsored Enterprises Debt Securities [Member]
Estimated Fair Value, Less than 12 months	18,360	3,492
Unrealized Losses, Less than 12 months	(637)	(7)
Estimated Fair Value, 12 months or longer	0	0
Unrealized Losses, 12 months or longer	0	0
Estimated Fair Value, Total	18,360	3,492
Unrealized Losses, Total	(637)	(7)
Collateralized Mortgage Backed Securities [Member]
Estimated Fair Value, Less than 12 months	62,748	2,294
Unrealized Losses, Less than 12 months	(1,922)	(15)
Estimated Fair Value, 12 months or longer	0	0
Unrealized Losses, 12 months or longer	0	0
Estimated Fair Value, Total	62,748	2,294
Unrealized Losses, Total	(1,922)	(15)
Collateralized Debt Obligations [Member]
Estimated Fair Value, Less than 12 months	0	0
Unrealized Losses, Less than 12 months	0	0
Estimated Fair Value, 12 months or longer	1,968	1,392
Unrealized Losses, 12 months or longer	(3,240)	(3,816)
Estimated Fair Value, Total	1,968	1,392
Unrealized Losses, Total	(3,240)	(3,816)
Municipal Bonds [Member]
Estimated Fair Value, Less than 12 months	27,890	3,330
Unrealized Losses, Less than 12 months	(1,571)	(28)
Estimated Fair Value, 12 months or longer	1,478	0
Unrealized Losses, 12 months or longer	(139)	0
Estimated Fair Value, Total	29,368	3,330
Unrealized Losses, Total	$ (1,710)	$ (28)